Dividends (Tables)	12 Months Ended
Mar. 31, 2019
Dividend [Abstract]
Summary of Final and Interim Dividend Per Share and Amount
		2019		2018		2017
Year ended 31 March	pence per share	£m	pence per share	£m	pence per share	£m
Final dividend in respect of the prior year	10.55	1,045	10.55	1,044	9.60	954
Interim dividend in respect of the current year	4.62	458	4.85	480	4.85	482
	15.17	1,503	15.40	1,524	14.45	1,436